Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED ADJUSTABLE RATE SECURITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000771524
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2019
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A